Note 12 - Deferred Share Units (Details Narrative) - CAD	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Note 12 - Deferred Share Units (Details) [Line Items]
Deferred Share Units to Non Management Board Members (in Dollars)	CAD 31,628	CAD 29,056	CAD 20,807
Deferred Share Units [Member]
Note 12 - Deferred Share Units (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	76,743	60,002
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	33,257	49,998